RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
30. RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2016 and September 30, 2017 were as follows:

	2016	2017
	December 31	September 30
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	44,616	-
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules	1,414,039,443	1,018,777,595
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	-	6,519,391

Advances to related parties
Advances to a subsidiary of ReneSola	661,788	-

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	610,200,000	240,000,000

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	68,106	39,249
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	16,704,113	6,228,425
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	62,352,655	79,116,516
Other receivables due from Sweihan Solar Holding Company	-	663,690
Other receivables due from Sweihan PV Power Company P.S.J.C	-	12,915,049

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	173,375,586	135,381,660

Total	2,277,446,307	1,499,641,575

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	-	56,427
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd. ("Jinko-Tiansheng", in which the Group owns 30% equity interests)	-	2,199,541

Advances from related parties:
Advances from Jiangxi Jinko Engineering for sales of solar modules	60,541,490	52,346,648
Advances from a subsidiary of ReneSola	-	2,246,232

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	7,528,551	8,628,855
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	68,505,022	2,926,146
Total	136,575,063	68,403,849

(1)
Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

 (b) Related party transactions

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with Jiangxi Jinko Engineering under which the Group agreed to provide guarantee for Jinko Engineering’s financing obligations under its separate loan agreements. In the event that Jiangxi Jinko Engineering fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the loan agreements, which amounted to RMB 5.9 billion (US$889.5 million) as of September 30, 2017. The Company will charge Jiangxi Jinko Engineering service fees for the debt payment guarantee service according the master service agreement.

In addition, according to the side agreement signed among the Company, Jiangxi Jinko Engineering and investors of Jiangxi Jinko Engineering (the original redeemable preferred shareholders of JinkoSolar Power), the investors of Jiangxi Jinko Engineering will have the right to redeem the common shares of Jiangxi Jinko Engineering held by them, and, as a result of a guarantee issued by the Company, in the event that Jiangxi Jinko Engineering fails to perform its redemption obligations, the Company will become liable for Jiangxi Jinko Engineering’s obligations under the redemption, which amounted to US$297.3 million as of December 31, 2016. The Company will also charge Jiangxi Jinko Engineering service fees for the redemption guarantee service according the master service agreement. On June 22, 2017, Jiangxi Jinko Engineering and all its investors reached a new Articles of Association in which terms and clauses related to the Common Share Redemption Guarantee were removed. Hence, management reversed unamortized redemption guarantee liabilities amounted to RMB22,119,127 as well as the corresponding receivables amounted to RMB 20,409,535. Difference between the guarantee liabilities and the corresponding assets amounted to RMB1,709,592 was recognized as other income in the nine months ended September 30,2017.

Pursuant to the master service agreement, guarantee service fee would be settled semi-annually, and the management of the Company believes the guarantee fee charges are at market rates.

The guarantee receivables will be eliminated upon the receipt of guarantee fees from Jiangxi Jinko Engineering. The Company has not yet received guarantee fees from Jiangxi Jinko Engineering during the nine months ended September 30, 2017. The Company received cash payments of guarantee fees from Jiangxi Jinko Engineering amounted to RMB52 million subsequently in December 2017, and rest of the outstanding guarantee receivables are plan to be settled in the first quarter of 2018.

As of December 31, 2016 and September 30, 2017, the Company recorded the guarantee fee income receivable amounted to RMB235,728,241 and RMB214,498,176 and a guarantee liability amounted to RMB226,086,556 and RMB162,111,270. The guarantee liability will be amortized over the expected guarantee period in the subsequent reporting periods. Other income from Jiangxi Jinko Engineering for the guarantee fee amortized during the nine months ended September 30, 2017 amounted to RMB41,035,629.

For the nine months ended September 30, 2016 and 2017, revenues from sales of products to subsidiaries of Gansu Heihe amounted to RMB102,960,000 and nil, respectively.

For the nine months ended September 30, 2016 and 2017, revenues from sales of products to Sweihan PV amounted to nil and RMB147,762,014, respectively.

For the nine months ended September 30, 2016 and 2017, purchases of OEM services from Jinko-Tiansheng amounted to nil and RMB2,199,541, respectively.

After the disposition date of downstream solar project business during the nine months ended September 30, 2017, sales of solar module products to subsidiaries of Jiangxi Jinko Engineering amounted to RMB352,808,793.

For the nine months ended September 30, 2016 and 2017, purchases of ingots and wafers from ReneSola amounted to RMB193,846 and RMB3,023,662, respectively.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun charged Jiangxi Jinko RMB825,228 in rent for each nine months ended September 30, 2016 and 2017 respectively.

In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.

For the nine months ended September 30, 2016, borrowings from subsidiaries of China Development Bank amounted to RMB90,000,000. Repayment of borrowings to subsidiaries of China Development Bank amounted to RMB63,500,000. Interest charges in connection with the borrowings from China Development Bank amounted to RMB80,913,635.

As of September 30, 2017, the Company has entered into a RMB90,000,000 loan agreement with a domestic bank which was collateralized on Desun's building and land use right amounted to RMB24,753,581 and the Group’s certain building and equipment.